Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Premises and Equipment [Abstract]
Property, Plant and Equipment

The following is a summary of premises and equipment at December 31, 2014 and 2013:

	2014	2013
Land and improvements	$3,401,312	$2,479,913
Buildings	11,587,176	9,188,883
Equipment	4,295,575	3,977,234
	19,284,063	15,646,030
Less accumulated depreciation	6,898,507	6,480,498
Premises and equipment, net	$12,385,556	$9,165,532